Retirement Plans and Postretirement Medical Benefits (Estimated Amounts to be Amortized from AOCI into Net Periodic Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Net Gains (Losses)	$ 6,092
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	160
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	6,252
United States Pension Plans of US Entity, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Net Gains (Losses)	24,642
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	9
Defined Benefit Plan, Amortization of Net Transition Asset (Obligation)	0
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	24,651
Foreign Pension Plans, Defined Benefit [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amortization of Net Gains (Losses)	8,249
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(61)
Defined Benefit Plan, Amortization of Net Transition Asset (Obligation)	(9)
Pension and Other Postretirement Benefit Plans, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year	$ 8,179